Condensed Consolidated Statements of Redeemable Non-Controlling Interests, Mezzanine Equity and Stockholders’ Equity (Unaudited) - USD ($)	Adjustments Redeemable Non- controlling Interest	Adjustments Mezzanine equity Preferred stock	Adjustments Common stock	Adjustments Additional paid-in capital	Adjustments Accumulated Deficit	Adjustments Accumulated other comprehensive income/(loss)	Adjustments Redeemable Non-controlling Interest	Adjustments	Retroactive Application Adjustments Redeemable Non- controlling Interest	Retroactive Application Adjustments Mezzanine equity Preferred stock	Retroactive Application Adjustments Common stock	Retroactive Application Adjustments Additional paid-in capital	Retroactive Application Adjustments Accumulated Deficit	Retroactive Application Adjustments Accumulated other comprehensive income/(loss)	Retroactive Application Adjustments Redeemable Non-controlling Interest	Retroactive Application Adjustments	Previously Reported Mezzanine equity Preferred stock	Previously Reported Common stock	Previously Reported Additional paid-in capital	Previously Reported Accumulated Deficit	Previously Reported Accumulated other comprehensive income/(loss)	Previously Reported Redeemable Non-controlling Interest	Previously Reported	Redeemable Non- controlling Interest	Mezzanine equity Preferred stock	Common stock	Additional paid-in capital	Accumulated Deficit	Accumulated other comprehensive income/(loss)	Redeemable Non-controlling Interest	Total
Balance at Mar. 31, 2021		$ 126,039,577	$ 1,675	$ 9,730,795	$ (176,925,052)	$ (42,616)	$ 25,114,751	$ (167,235,198)																	$ 126,039,577	$ 48	$ 9,732,423	$ (176,925,052)	$ (42,616)	$ 25,114,751	$ (167,235,199)
Balance (in Shares) at Mar. 31, 2021		79,283,168	16,752,292																						4,038,653	476,010
Retroactive application of Merger											$ (1,628)	$ 1,628
Retroactive application of Merger (in Shares)										(75,244,515)	(16,276,282)
Stock based compensation																											3,879,618				3,879,618
Stock issued against stock-based compensation plans																										$ 1	108,587				108,588
Stock issued against stock-based compensation plans (in Shares)																										6,244
Series E preference stock issued during the period																									$ 27,657,450
Series E preference stock issued during the period (in Shares)																									14,424,657
Series E1 preference stock issued during the period																									$ 15,277,410
Series E1 preference stock issued during the period (in Shares)																									3,379,863
Issuance of common stock warrants																											4,811,792				4,811,792
Exercise of warrants during the year																										$ 0	0
Exercise of warrants during the year (in Shares)																										560
Gain for defined benefit plan, (net of taxes amounts to $ Nil)																													49,373		49,373
Net loss (Profit)																							$ (31,045,153)					(31,045,152)			(31,045,152)
Foreign currency translation adjustment, (net of taxes amounts to $ Nil)																													762,399		762,399
Balance at Mar. 31, 2022	$ 25,114,751	$ 168,974,437	$ 1,699	18,530,769	(207,970,204)	769,155		(188,668,580)									$ 168,974,437	$ 48	$ 18,532,420	$ (207,970,205)	$ 769,156	$ 25,114,751	(188,668,582)	$ 25,114,751	$ 168,974,437	$ 48	18,532,420	(207,970,204)	769,155		(188,668,580)
Balance (in Shares) at Mar. 31, 2022		99,309,415	16,991,740														21,843,173	482,814							21,843,173	482,814
Retroactive application of Merger											$ (1,651)	1,651
Retroactive application of Merger (in Shares)										(77,466,242)	(16,508,926)
Stock based compensation																											1,645,515				1,645,515
Loss on employee benefit, (net of taxes amounts to $ Nil)																													(16,280)		(16,280)
Net loss (Profit)																												(14,594,877)			(14,594,877)
Foreign currency translation adjustment, (net of taxes amounts to $ Nil)																													478,861		478,861
Balance at Jun. 30, 2022																								25,114,751	$ 168,974,437	$ 48	20,177,935	(222,565,081)	1,231,736		(201,155,362)
Balance (in Shares) at Jun. 30, 2022																									21,843,173	482,814
Balance at Mar. 31, 2022	25,114,751	$ 168,974,437	$ 1,699	18,530,769	(207,970,204)	769,155		(188,668,580)									$ 168,974,437	$ 48	18,532,420	(207,970,205)	769,156	25,114,751	(188,668,582)	25,114,751	$ 168,974,437	$ 48	18,532,420	(207,970,204)	769,155		(188,668,580)
Balance (in Shares) at Mar. 31, 2022		99,309,415	16,991,740														21,843,173	482,814							21,843,173	482,814
Net loss (Profit)																															(32,173,920)
Foreign currency translation adjustment, (net of taxes amounts to $ Nil)																															1,228,124
Balance at Dec. 31, 2022																								25,114,751	$ 168,974,437	$ 48	21,664,888	(240,144,123)	2,022,700		(216,456,488)
Balance (in Shares) at Dec. 31, 2022																									21,843,173	482,682
Balance at Mar. 31, 2022	25,114,751	$ 168,974,437	$ 1,699	18,530,769	(207,970,204)	769,155		(188,668,580)									$ 168,974,437	$ 48	18,532,420	(207,970,205)	769,156	25,114,751	(188,668,582)	25,114,751	$ 168,974,437	$ 48	18,532,420	(207,970,204)	769,155		(188,668,580)
Balance (in Shares) at Mar. 31, 2022		99,309,415	16,991,740														21,843,173	482,814							21,843,173	482,814
Stock based compensation																			3,610,098				3,610,098
Gain on employee benefit, (net of taxes amounts to $ Nil)																					27,083		27,083
Net loss (Profit)																				(62,032,076)			(62,032,076)								(62,032,076)
Cancellation of equity share issue
Cancellation of equity share issue (in Shares)																		(133)
Foreign currency translation adjustment, (net of taxes amounts to $ Nil)																					1,031,760		1,031,760								1,031,760
Balance at Mar. 31, 2023	25,114,751	$ 168,974,437	$ 1,699	22,140,867	(270,002,281)	1,827,999		(246,031,716)									$ 168,974,437	$ 48	22,142,518	(270,002,281)	1,827,999	25,114,751	(246,031,717)	25,114,751	$ 168,974,437	$ 48	22,142,518	(270,002,281)	1,827,999		(246,031,716)
Balance (in Shares) at Mar. 31, 2023		99,309,415	16,987,064														21,843,173	482,681							21,843,173	482,681
Balance at Jun. 30, 2022																								25,114,751	$ 168,974,437	$ 48	20,177,935	(222,565,081)	1,231,736		(201,155,362)
Balance (in Shares) at Jun. 30, 2022																									21,843,173	482,814
Stock based compensation																											993,818				993,818
Loss on employee benefit, (net of taxes amounts to $ Nil)																													35,070		35,070
Net loss (Profit)																												(8,866,342)			(8,866,342)
Foreign currency translation adjustment, (net of taxes amounts to $ Nil)																													344,587		344,587
Balance at Sep. 30, 2022																								25,114,751	$ 168,974,437	$ 48	21,171,753	(231,431,423)	1,611,394		(208,648,229)
Balance (in Shares) at Sep. 30, 2022																									21,843,173	482,814
Stock based compensation																											493,135				493,135
Gain for defined benefit plan, (net of taxes amounts to $ Nil)																													6,631		6,631
Net loss (Profit)																												(8,712,700)			(8,712,700)
Cancellation of equity share issue																										$ 0					0
Cancellation of equity share issue (in Shares)																										(132)
Foreign currency translation adjustment, (net of taxes amounts to $ Nil)																													404,675		404,675
Balance at Dec. 31, 2022																								25,114,751	$ 168,974,437	$ 48	21,664,888	(240,144,123)	2,022,700		(216,456,488)
Balance (in Shares) at Dec. 31, 2022																									21,843,173	482,682
Balance at Mar. 31, 2023	25,114,751	$ 168,974,437	$ 1,699	22,140,867	(270,002,281)	1,827,999		(246,031,716)									$ 168,974,437	$ 48	22,142,518	(270,002,281)	1,827,999	25,114,751	(246,031,717)	25,114,751	$ 168,974,437	$ 48	22,142,518	(270,002,281)	1,827,999		(246,031,716)
Balance (in Shares) at Mar. 31, 2023		99,309,415	16,987,064														21,843,173	482,681							21,843,173	482,681
Retroactive application of Merger											$ (1,651)	$ 1,651
Retroactive application of Merger (in Shares)										(77,466,242)	(16,504,383)
Stock based compensation																											444,212				444,212
Loss on employee benefit, (net of taxes amounts to $ Nil)																													(79,400)		(79,400)
Net loss (Profit)																												(28,781,134)			(28,781,134)
Foreign currency translation adjustment, (net of taxes amounts to $ Nil)																													(44,777)		(44,777)
Balance at Jun. 30, 2023																								25,114,751	$ 168,974,437	$ 48	22,586,730	(298,783,415)	1,703,822		(274,492,815)
Balance (in Shares) at Jun. 30, 2023																									21,843,173	482,681
Balance at Mar. 31, 2023	$ 25,114,751	$ 168,974,437	$ 1,699	$ 22,140,867	$ (270,002,281)	$ 1,827,999		$ (246,031,716)									$ 168,974,437	$ 48	$ 22,142,518	$ (270,002,281)	$ 1,827,999	$ 25,114,751	$ (246,031,717)	25,114,751	$ 168,974,437	$ 48	22,142,518	(270,002,281)	1,827,999		$ (246,031,716)
Balance (in Shares) at Mar. 31, 2023		99,309,415	16,987,064														21,843,173	482,681							21,843,173	482,681
Series E1 preference stock issued during the period (in Shares)																															3,617,333
Exercise of warrants during the year (in Shares)																															2,738,172
Net loss (Profit)																															$ (26,757,978)
Conversion of redeemable convertible preferred stock into common stock upon Merger (in Shares)																															27,327,481
Issuance of shares to vendors against services (in Shares)																															9,192,377
Foreign currency translation adjustment, (net of taxes amounts to $ Nil)																															$ (12,305)
Balance at Dec. 31, 2023																										$ 6,287	272,057,034	(300,032,230)	1,738,241		(26,230,668)
Balance (in Shares) at Dec. 31, 2023																										62,874,771
Balance at Jun. 30, 2023																								25,114,751	$ 168,974,437	$ 48	22,586,730	(298,783,415)	1,703,822		(274,492,815)
Balance (in Shares) at Jun. 30, 2023																									21,843,173	482,681
Stock based compensation																											173,693				173,693
Gain on employee benefit, (net of taxes amounts to $ Nil)																													25,186		25,186
Net loss (Profit)																												(12,402,285)			(12,402,285)
Foreign currency translation adjustment, (net of taxes amounts to $ Nil)																													30,697		30,697
Balance at Sep. 30, 2023																								25,114,751	$ 168,974,437	$ 48	22,760,423	(311,185,700)	1,759,705		(286,665,524)
Balance (in Shares) at Sep. 30, 2023																									21,843,173	482,681
Accelerated vesting of stock based awards on cancellation																											1,265,828				1,265,828
Gain on employee benefit, (net of taxes amounts to $ Nil)																													(23,239)		(23,239)
Net loss (Profit)																												14,425,439			14,425,439
Conversion of redeemable non-controlling interest into common stock upon Merger																								(25,114,751)		$ 131	25,114,620				25,114,751
Conversion of redeemable non-controlling interest into common stock upon Merger (in Shares)																										1,306,091
Conversion of redeemable convertible preferred stock into common stock upon Merger																									$ (168,974,437)	$ 3,782	168,970,655				168,974,437
Conversion of redeemable convertible preferred stock into common stock upon Merger (in Shares)																									(21,843,173)	37,827,907
Issuance of shares to vendors against services																										$ 362	19,051,638				19,052,000
Issuance of shares to vendors against services (in Shares)																										3,617,333
Issuance of common stock upon settlement of SSCPN																										$ 736	27,147,577				27,148,311
Issuance of common stock upon settlement of SSCPN (in Shares)																										7,357,115
Issuance of common stock upon settlement of promissory notes																										$ 107	3,953,749				3,953,856
Issuance of common stock upon settlement of promissory notes (in Shares)																										1,071,506
Reclassification on conversion of preferred stock warrants and derivative financial instruments of Zoomcar, Inc. to common stock warrants of the Company																											24,314,334				24,314,334
Issuance of Common Stock upon Merger																										$ 1,121	(20,521,790)	(3,271,969)			(23,792,638)
Issuance of Common Stock upon Merger (in Shares)																										11,212,138
Foreign currency translation adjustment, (net of taxes amounts to $ Nil)																													1,775		1,775
Balance at Dec. 31, 2023																										$ 6,287	$ 272,057,034	$ (300,032,230)	$ 1,738,241		$ (26,230,668)
Balance (in Shares) at Dec. 31, 2023																										62,874,771